Deferred Consideration (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Consideration
Schedule of deferred consideration

	As at June 30, 2024 unaudited £’000	As at December 31, 2023 £’000
Opening provision at January 1,	-	-
On acquisition of licence	1,997	-
Interest expense	38	-
Foreign exchange	(24)	-
Deferred consideration	2,011	-
Less: non-current portion	(1,552)	-
Current portion	459	-